LAUDUS TRUST
(the “Trust”)
Supplement dated September 8, 2008

     The Prospectus and Statement of Additional Information of the Laudus Mondrian Institutional Emerging Markets Fund and Laudus Mondrian Institutional International Equity Fund, each dated April 20, 2008, as amended August 8, 2008, as filed with the Securities and Exchange Commission on August 8, 2008 under the Trust’s file number and CIK number, are hereby rescinded.